                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2018
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2018

SUNAMERICA
Equity Funds

[PHOTO]






[LOGO]

[LOGO] aig.com/funds-

                        Table of Contents


                    SHAREHOLDER LETTER..................   2
                    EXPENSE EXAMPLE.....................   4
                    STATEMENT OF ASSETS AND LIABILITIES.   6
                    STATEMENT OF OPERATIONS.............   8
                    STATEMENT OF CHANGES IN NET ASSETS..   9
                    FINANCIAL HIGHLIGHTS................  10
                    PORTFOLIO OF INVESTMENTS............  12
                    NOTES TO FINANCIAL STATEMENTS.......  18

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds (the "Equity Funds") for the six months ended March 31, 2018.

From a broad perspective, the six months ended March 31, 2018 was a period wherein global equity markets advanced overall, despite their first quarterly loss in two years during the first calendar quarter of 2018.

As the semi-annual period began with the fourth quarter of 2017, global equities posted positive results for the seventh consecutive quarter. Political concerns dominated headlines globally, while economic data across most major economies remained largely positive. Oil prices hit a two-year high following an extended OPEC supply-cut agreement through the end of 2018. U.S. equities rose for the ninth straight quarter, as low unemployment, robust corporate earnings and strong consumer and business spending contributed to positive market sentiment and the strongest quarterly advance for the S&P 500(R) Index/*/ in four years. U.S. tax reform was a key area of focus, culminating with a tax reform bill signed into law at the end of December 2017. Elsewhere, European economies continued on a path of broad improvement, and European equities ended the fourth calendar quarter with a seventh consecutive quarter of positive performance. Japanese equities led the rally amongst markets in the Pacific Basin region, supported by economic activity and business sentiment that exceeded consensus estimates, even as inflation there remained lackluster. Producer prices accelerated and consumer confidence in Japan rose to the highest level since 2013. On the monetary policy front, the European Central Bank (ECB) announced at its October meeting a reduction in its monthly asset purchases beginning in January 2018. The U.S. Federal Reserve (the "Fed") began implementing its balance sheet normalization+ strategy in October 2017 and raised the targeted federal funds rate by 25 basis points++ in December, citing labor market strength and a solid rate of economic growth.

During the first quarter of 2018, a sharp correction in global equity markets and a large spike in volatility were initially triggered by concerns about robust labor market data and escalating inflation risks in the U.S. and, in turn, market speculation of a faster pace of interest rate hikes. Renewed concerns about issues such as increasingly hostile exchanges between North Korea and the White House as well as fears of a global trade war further unsettled financial markets. U.S. equities posted their first quarterly loss since September 2015. Before this decline, optimistic sentiment had been strong through most of January 2018, as better than expected corporate profits helped drive the S&P 500(R) Index to its largest monthly gain since March 2016. European equities declined even more than U.S. equities during the quarter, with political uncertainty in Germany and Italy and signs of slowing economic growth weighing on investor sentiment. Japanese equities were the worst performing market in the Pacific Basin region for the quarter amid a strong yen and a weakened risk appetite for export-oriented companies. As widely expected, the ECB kept its interest rates unchanged, reiterating its key policy settings would likely remain unchanged at least until the end of its asset purchase program scheduled for September 2018. The Fed increased the targeted federal funds rate by another 25 basis points in March 2018, noting that the U.S. economic outlook had strengthened in recent months. Tensions in Asia appeared to ease toward the end of the quarter after North Korea's leader pledged his commitment to denuclearization and agreed to meet with U.S. officials. In a milestone development, the U.K. reached a joint agreement with the European Union on the legal terms of a Brexit transition deal.

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net),/**/ posted a return of 3.76% in U.S. dollar terms for the six-month period ended March 31, 2018. Japanese equities, as measured by the MSCI Japan Index (Net),/**/ posted even stronger gains, generating a return of 9.39% in U.S. dollar terms for the same period. To compare, U.S. equities, as measured by the S&P 500(R) Index, returned 5.84%, and emerging market equities, as measured by the MSCI Emerging Markets Index (Net),/**/ returned 8.96% for the same six-month period.

Amid these conditions, each of the Equity Funds generated positive absolute returns during the semi-annual period ended March 31, 2018. On the following pages, you will find financial statements and portfolio information for each of the Equity Funds.

We thank you for being a part of AIG Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

 Timothy Pettee       Jun Oh               Timothy Campion
 Andrew Sheridan      Jane Algieri

--------
Past performance is no guarantee of future results.

* The S&P 500(R) Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices.
**The MSCI ACWI (Morgan Stanley Capital International All Country World Index) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. The MSCI Japan Index (Net) is a free-float adjusted market capitalization-weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. It consists of 24 emerging market country indices.

  Indices are not managed and an investor cannot invest directly in an index. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

+ Balance sheet normalization refers to the steps the Fed will take to reverse quantitative easing and reduce the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.
++A basis point is 1/100/th/ of a percentage point.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2018 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2017 and held until March 31, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2018" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2018" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2018" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W the "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2018" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2018" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2018 -- (unaudited) (continued)

                                                      Actual                                 Hypothetical
                                     ----------------------------------------- -----------------------------------------
                                                                                             Ending Account
                                                   Ending Account Expense Paid                Value using   Expense Paid
                                                    Value Using    During the                a Hypothetical  During the
                                       Beginning       Actual      Six Months    Beginning     5% Assumed    Six Months
                                     Account Value   Return at       Ended     Account Value   Return at       Ended
                                     at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,
Fund                                     2017           2018          2018         2017           2018          2018
----                                 ------------- -------------- ------------ ------------- -------------- ------------
AIG International Dividend Strategy
 Fund(2)
  Class A...........................   $1,000.00     $1,003.13       $ 9.49      $1,000.00     $1,015.46       $ 9.55
  Class C...........................   $1,000.00     $  999.86       $12.71      $1,000.00     $1,012.22       $12.79
  Class I...........................   $1,000.00     $1,003.16       $ 8.99      $1,000.00     $1,015.96       $ 9.05
  Class W...........................   $1,000.00     $1,004.58       $ 8.50      $1,000.00     $1,016.45       $ 8.55
AIG Japan Fund(2)
  Class A...........................   $1,000.00     $1,038.39       $ 9.66      $1,000.00     $1,015.46       $ 9.55
  Class C...........................   $1,000.00     $1,035.77       $12.94      $1,000.00     $1,012.22       $12.79
  Class W...........................   $1,000.00     $1,039.43       $ 8.64      $1,000.00     $1,016.45       $ 8.55






                                     Annualized
                                      Expense
Fund                                  Ratio(1)
----                                 ----------
AIG International Dividend Strategy
 Fund(2)
  Class A...........................   1.90%
  Class C...........................   2.55%
  Class I...........................   1.80%
  Class W...........................   1.70%
AIG Japan Fund(2)
  Class A...........................   1.90%
  Class C...........................   2.55%
  Class W...........................   1.70%

--------
(1)Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
(2)During the stated period, the investment advisor either waived a portion of or all of the fees for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2018" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2018" and the annualized "Expense Ratio" would have been lower.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2018 -- (unaudited)

                                                     AIG International
                                                         Dividend
                                                       Strategy Fund   AIG Japan Fund
                                                     ----------------- --------------
ASSETS:
Investments at value (unaffiliated)*................   $ 84,154,537     $28,835,117
Repurchase agreements (cost approximates value).....        776,000         279,000
Cash................................................         32,440             792
Foreign cash*.......................................        636,277         145,953
Receivable for:
 Fund shares sold...................................        264,782          63,901
 Dividends and interest.............................        437,605         265,456
 Investments sold...................................             --         237,583
Prepaid expenses and other assets...................          4,768           4,225
Due from investment adviser for expense
 reimbursements/fee waivers.........................          5,362          44,052
                                                       ------------     -----------
Total assets........................................     86,311,771      29,876,079
                                                       ------------     -----------
LIABILITIES:
Payable for:
 Fund shares redeemed...............................        122,150          25,829
 Investment advisory and management fees............         74,190          29,651
 Distribution and service maintenance fees..........         31,118          12,704
 Transfer agent fees and expenses...................         27,871          11,433
 Trustees' fees and expenses........................             --              87
 Other accrued expenses.............................        142,111          38,636
                                                       ------------     -----------
Total liabilities...................................        397,440         118,340
                                                       ------------     -----------
Net Assets..........................................   $ 85,914,331     $29,757,739
                                                       ============     ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value......   $     91,569     $    36,227
Paid-in capital.....................................    157,024,523      26,713,620
                                                       ------------     -----------
                                                        157,116,092      26,749,847
Accumulated undistributed net investment income
 (loss).............................................        (28,842)       (142,955)
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options
 contracts, securities sold short, and foreign
 exchange transactions..............................    (73,683,303)      2,351,994
Unrealized appreciation (depreciation) on
 investments........................................      2,516,150         796,194
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.............................         (5,766)          2,659
                                                       ------------     -----------
Net Assets..........................................   $ 85,914,331     $29,757,739
                                                       ============     ===========
*Cost
 Investments (unaffiliated).........................   $ 81,638,387     $28,038,923
                                                       ============     ===========
 Foreign cash.......................................   $    635,811     $   145,953
                                                       ============     ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2018 -- (unaudited) (continued)

                                                     AIG International
                                                         Dividend
                                                       Strategy Fund   AIG Japan Fund
                                                     ----------------- --------------
Class A (unlimited shares authorized):
Net assets..........................................    $71,348,483     $22,270,444
Shares of beneficial interest issued and outstanding      7,524,371       2,676,369
Net asset value and redemption price per share......    $      9.48     $      8.32
Maximum sales charge (5.75% of offering price)......    $      0.58     $      0.51
                                                        -----------     -----------
Maximum offering price to public....................    $     10.06     $      8.83
                                                        ===========     ===========
Class C (unlimited shares authorized):
Net assets..........................................    $ 8,684,183     $ 6,890,505
Shares of beneficial interest issued and outstanding      1,012,835         874,661
Net asset value, offering and redemption price per
 share (excluding any applicable contingent
 deferred sales charge).............................    $      8.57     $      7.88
                                                        ===========     ===========
Class I (unlimited shares authorized):
Net assets..........................................    $   228,783     $        --
Shares of beneficial interest issued and outstanding         23,826              --
Net asset value, offering and redemption price per
 share..............................................    $      9.60     $        --
                                                        ===========     ===========
Class W+ (unlimited shares authorized):
Net assets..........................................    $ 5,652,882     $   596,790
Shares of beneficial interest issued and outstanding        595,825          71,636
Net asset value, offering and redemption price per
 share..............................................    $      9.49     $      8.33
                                                        ===========     ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the six months ended March 31, 2018 -- (unaudited)

                                                                                        AIG International
                                                                                            Dividend
                                                                                          Strategy Fund   AIG Japan Fund
                                                                                        ----------------- --------------
INVESTMENT INCOME:
  Dividends (unaffiliated).............................................................    $ 1,478,766     $   287,485
  Interest (unaffiliated)..............................................................            848             690
                                                                                           -----------     -----------
   Total investment income*............................................................      1,479,614         288,175
                                                                                           -----------     -----------
EXPENSES:
Investment advisory and management fees................................................        447,603         178,056
Distributionand service maintenance fees:
   Class A.............................................................................        123,624          41,346
   Class C.............................................................................         61,066          32,360
Servicefees:
   Class I.............................................................................            302              --
   Class W.............................................................................          4,174             443
Transferagent fees and expenses:
   Class A.............................................................................         89,527          27,730
   Class C.............................................................................         16,829           7,987
   Class I.............................................................................            581              --
   Class W.............................................................................          6,580           2,343
Registrationfees:
   Class A.............................................................................          8,267           8,814
   Class C.............................................................................          7,258           5,928
   Class I.............................................................................            642              --
   Class W.............................................................................          6,306           2,062
  Custodian and accounting fees........................................................         17,652          15,259
  Reports to shareholders..............................................................         34,764           5,298
  Audit and tax fees...................................................................         37,017          37,017
  Legal fees...........................................................................          7,912          17,945
  Trustees' fees and expenses..........................................................          1,600             564
  Interest expense.....................................................................          1,173              47
  Other expenses.......................................................................         13,408          11,101
                                                                                           -----------     -----------
   Total expenses before fee waivers, expense reimbursements, and expense recoupments..        886,285         394,300
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...         (2,498)        (79,663)
                                                                                           -----------     -----------
   Net expenses........................................................................        883,787         314,637
                                                                                           -----------     -----------
Net investment income (loss)...........................................................        595,827         (26,462)
                                                                                           -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**...............................      7,253,242       3,437,694
Net realized foreign exchange gain (loss) on other assets and liabilities..............         27,660          12,563
                                                                                           -----------     -----------
Net realized gain (loss) on investments and foreign currencies.........................      7,280,902       3,450,257
                                                                                           -----------     -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........     (7,635,651)     (2,399,487)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......            588           2,654
Change in accrued capital gains tax on unrealized appreciation (depreciation)..........         47,169              --
                                                                                           -----------     -----------
Net unrealized gain (loss) on investments and foreign currencies.......................     (7,587,894)     (2,396,833)
                                                                                           -----------     -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........       (306,992)      1,053,424
                                                                                           -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................    $   288,835     $ 1,026,962
                                                                                           ===========     ===========
* Net of foreign withholding taxes on interest and dividends of........................    $   109,255     $    33,289
                                                                                           ===========     ===========
** Net of foreign withholding taxes on capital gains of................................    $    42,935     $        --
                                                                                           ===========     ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- March 31, 2018

                                                                                                       AIG International
                                                                                                            Dividend
                                                                                                         Strategy Fund
                                                                                                -------------------------------
                                                                                                For the six months
                                                                                                      ended        For the year
                                                                                                    March 31,          ended
                                                                                                       2018        September 30,
                                                                                                   (unaudited)         2017
                                                                                                ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)..................................................................    $   595,827      $ 2,805,195
 Net realized gain (loss) on investments and foreign currencies................................      7,280,902         (758,833)
 Net unrealized gain (loss) on investments and foreign currencies..............................     (7,587,894)       9,359,344
                                                                                                   -----------      -----------
Net increase (decrease) in net assets resulting from operations................................        288,835       11,405,706
                                                                                                   -----------      -----------

Distributions to shareholders from:
 Net investment income (Class A)...............................................................       (587,076)      (2,312,658)
 Net investment income (Class C)...............................................................        (98,988)        (401,325)
 Net investment income (Class I)...............................................................         (1,881)          (8,541)
 Net investment income (Class W)++.............................................................        (47,575)        (206,258)
 Net realized gain on securities (Class A).....................................................             --               --
 Net realized gain on securities (Class C).....................................................             --               --
 Net realized gain on securities (Class I).....................................................             --               --
 Net realized gain on securities (Class W)++...................................................             --               --
                                                                                                   -----------      -----------
Total distributions to shareholders............................................................       (735,520)      (2,928,782)
                                                                                                   -----------      -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).......     (5,825,145)      (6,007,193)
                                                                                                   -----------      -----------
Total increase (decrease) in net assets........................................................     (6,271,830)       2,469,731

NET ASSETS:
Beginning of period............................................................................    $92,186,161      $89,716,430
                                                                                                   -----------      -----------
End of period+.................................................................................    $85,914,331      $92,186,161
                                                                                                   ===========      ===========
+ Includes accumulated undistributed net investment income (loss)..............................    $   (28,842)     $   110,851
                                                                                                   ===========      ===========


                                                                                                         AIG Japan Fund
                                                                                                -------------------------------
                                                                                                For the six months
                                                                                                      ended        For the year
                                                                                                    March 31,          ended
                                                                                                       2018        September 30,
                                                                                                   (unaudited)         2017
                                                                                                ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)..................................................................    $   (26,462)    $   (112,692)
 Net realized gain (loss) on investments and foreign currencies................................      3,450,257        3,548,131
 Net unrealized gain (loss) on investments and foreign currencies..............................     (2,396,833)       1,822,899
                                                                                                   -----------     ------------
Net increase (decrease) in net assets resulting from operations................................      1,026,962        5,258,338
                                                                                                   -----------     ------------

Distributions to shareholders from:
 Net investment income (Class A)...............................................................       (202,642)        (133,702)
 Net investment income (Class C)...............................................................        (20,532)          (1,525)
 Net investment income (Class I)...............................................................             --               --
 Net investment income (Class W)++.............................................................         (6,507)              --
 Net realized gain on securities (Class A).....................................................     (1,492,385)              --
 Net realized gain on securities (Class C).....................................................       (413,516)              --
 Net realized gain on securities (Class I).....................................................             --               --
 Net realized gain on securities (Class W)++...................................................        (42,621)              --
                                                                                                   -----------     ------------
Total distributions to shareholders............................................................     (2,178,203)        (135,227)
                                                                                                   -----------     ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).......      1,971,571      (12,866,375)
                                                                                                   -----------     ------------
Total increase (decrease) in net assets........................................................        820,330       (7,743,264)

NET ASSETS:
Beginning of period............................................................................    $28,937,409     $ 36,680,673
                                                                                                   -----------     ------------
End of period+.................................................................................    $29,757,739     $ 28,937,409
                                                                                                   ===========     ============
+ Includes accumulated undistributed net investment income (loss)..............................    $  (142,955)    $    113,188
                                                                                                   ===========     ============

++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                         AIG INTERNATIONAL DIVIDEND STRATEGY FUND
                                                         ----------------------------------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distri-          Net                Net
                     Asset      Net        (both               Dividends  butions         Asset             Assets
                     Value   investment  realized   Total from  from net   from    Total  Value             end of
                   beginning   income       and     investment investment capital distri- end of   Total    period
   Period Ended    of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  --------
                                                                          Class A
-
09/30/13            $10.91     $0.47      $ 0.50      $ 0.97     $(0.47)    $--   $(0.47) $11.41    9.24%   $ 96,020
09/30/14             11.41      0.40       (0.14)       0.26      (0.34)     --    (0.34)  11.33    2.20     162,284
09/30/15             11.33      0.23       (3.29)      (3.06)     (0.22)     --    (0.22)   8.05  (27.24)     71,969
09/30/16              8.05      0.21        0.54        0.75      (0.17)     --    (0.17)   8.63    9.49(6)   68,775
09/30/17              8.63      0.30        0.91        1.21      (0.31)     --    (0.31)   9.53   14.11      72,696
03/31/2018(7)         9.53      0.07       (0.04)       0.03      (0.08)     --    (0.08)   9.48    0.31      71,348
                                                                          Class C
-
09/30/13             10.03      0.36        0.47        0.83      (0.41)     --    (0.41)  10.45    8.56      24,776
09/30/14             10.45      0.30       (0.13)       0.17      (0.27)     --    (0.27)  10.35    1.56      46,349
09/30/15             10.35      0.16       (3.01)      (2.85)     (0.16)     --    (0.16)   7.34  (27.70)     22,445
09/30/16              7.34      0.14        0.49        0.63      (0.12)     --    (0.12)   7.85    8.73(6)   15,182
09/30/17              7.85      0.21        0.83        1.04      (0.25)     --    (0.25)   8.64   13.40      13,126
03/31/2018(7)         8.64      0.03       (0.03)       0.00      (0.07)     --    (0.07)   8.57   (0.01)      8,684
                                                                          Class I
-
09/30/13             10.99      0.44        0.56        1.00      (0.48)     --    (0.48)  11.51    9.41       1,184
09/30/14             11.51      0.32       (0.02)       0.30      (0.36)     --    (0.36)  11.45    2.45         426
09/30/15             11.45      0.26       (3.34)      (3.08)     (0.23)     --    (0.23)   8.14  (27.13)        283
09/30/16              8.14      0.22        0.55        0.77      (0.18)     --    (0.18)   8.73    9.60(6)      260
09/30/17              8.73      0.30        0.93        1.23      (0.31)     --    (0.31)   9.65   14.28         265
03/31/2018(7)         9.65      0.07       (0.04)       0.03      (0.08)     --    (0.08)   9.60    0.32         229
                                                                          Class W
-
01/29/15*-09/30/15    9.80      0.27       (1.84)      (1.57)     (0.19)     --    (0.19)   8.04  (16.23)     10,644
09/30/16              8.04      0.21        0.57        0.78      (0.19)     --    (0.19)   8.63    9.83(6)    5,500
09/30/17              8.63      0.32        0.90        1.22      (0.32)     --    (0.32)   9.53   14.33       6,099
03/31/2018(7)         9.53      0.08       (0.04)       0.04      (0.08)     --    (0.08)   9.49    0.46       5,653



                  Ratio
                 of net
 Ratio of      investment
 expenses     income (loss)
to average     to average    Portfolio
net assets     net assets    Turnover
----------    -------------  ---------


   1.90%(3)       4.42%(3)       32%
   1.90(3)        3.47(3)        80
   1.88(3)        2.31(3)       160
   1.90(3)(5)     2.61(3)        80
   1.90(3)        3.28(3)        22
   1.90(3)(4)     1.42(3)(4)     52


   2.55(3)        3.70(3)        32%
   2.55(3)        2.85(3)        80
   2.55(3)        1.69(3)       160
   2.55(3)(5)     1.78(3)        80
   2.55(3)        2.48(3)        22
   2.55(3)(4)     0.68(3)(4)     52


   1.80(3)        3.98(3)        32%
   1.77(3)        2.66(3)        80
   1.71           2.61          160
   1.80(3)(5)     2.66(3)        80
   1.80(3)        3.32(3)        22
   1.80(3)(4)     1.51(3)(4)     52


   1.70(3)(4)     3.98(3)(4)    160%
   1.70(3)(5)     2.50(3)        80
   1.70(3)        3.55(3)        22
   1.70(3)(4)     1.58(3)(4)     52

--------
*  Commencement of Operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                             09/30/13 09/30/14 09/30/15  09/30/16 09/30/17 03/31/18(4)(7)
                                             -------- -------- --------  -------- -------- --------------
AIG International Dividend Strategy Class A.   0.16%   (0.09)%  (0.01)%    0.03%   (0.02)%     (0.02)%
AIG International Dividend Strategy Class C.   0.20    (0.05)   (0.02)     0.08     0.08        0.08
AIG International Dividend Strategy Class I.   0.09    (0.09)      --      1.95     0.69        0.71
AIG International Dividend Strategy Class W.     --       --     0.20(4)   0.15     0.17        0.17

(4)Annualized
(5)Excludes a one time reimbursement the Fund received for custody expenses paid in the prior years. If the reimbursement had been applied, the ratio of expenses to the average net assets would have been 1.68%, 2.35%, 1.59% and 1.51% for Class A, Class C, Class I and Class W, respectively.
(6)The Fund's performance figure was increased by 0.25%, 0.28%, 0.25%, 0.25% for Class A, Class C, Class I and Class W, respectively, for a reimbursement of custody expenses from prior years.
(7)Unaudited

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     AIG JAPAN FUND
                                                                     --------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distri-          Net               Net
                     Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
                     Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
                   beginning   income       and     investment investment capital distri- end of   Total   period   to average
   Period Ended    of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets(3)
------------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- -------------
                                                                        Class A
-
09/30/13             $6.41     $(0.01)    $ 1.86      $ 1.85     $(0.16)  $   --  $(0.16) $8.10    29.54%  $25,053     1.90%
09/30/14              8.10      (0.01)      0.37        0.36      (0.15)   (0.58)  (0.73)  7.73     4.81    35,178     1.90
09/30/15              7.73      (0.03)     (0.36)      (0.39)     (0.05)   (0.58)  (0.63)  6.71    (4.91)   32,241     1.90
09/30/16              6.71       0.00       0.75        0.75         --    (0.22)  (0.22)  7.24    11.26    30,895     1.90
09/30/17              7.24      (0.02)      1.44        1.42      (0.04)      --   (0.04)  8.62    19.69    23,423     1.90
03/31/2018(5)         8.62      (0.00)      0.35        0.35      (0.08)   (0.57)  (0.65)  8.32     3.84    22,270     1.90(4)
                                                                        Class C
-
09/30/13              6.20      (0.03)      1.77        1.74      (0.10)      --   (0.10)  7.84    28.58     2,222     2.55
09/30/14              7.84      (0.05)      0.34        0.29      (0.12)   (0.58)  (0.70)  7.43     4.07     4,542     2.55
09/30/15              7.43      (0.07)     (0.35)      (0.42)     (0.01)   (0.58)  (0.59)  6.42    (5.52)    7,343     2.55
09/30/16              6.42      (0.05)      0.72        0.67         --    (0.22)  (0.22)  6.87    10.50     5,785     2.55
09/30/17              6.87      (0.07)      1.37        1.30      (0.00)      --   (0.00)  8.17    18.96     5,274     2.55
03/31/2018(5)         8.17      (0.02)      0.33        0.31      (0.03)   (0.57)  (0.60)  7.88     3.58     6,891     2.55(4)
                                                                        Class W
-
04/20/17*-09/30/17    7.72       0.06       0.85        0.91         --       --      --   8.63    11.79       241     1.70(4)
03/31/2018(5)         8.63       0.01       0.35        0.36      (0.09)   (0.57)  (0.66)  8.33     3.94       597     1.70(4)



    Ratio
   of net
 investment
income (loss)
 to average   Portfolio
net assets(3) Turnover
------------- ---------


    (0.12)%      162%
    (0.19)       111
    (0.46)       144
     0.01        151
    (0.28)       115
    (0.08)(4)     61


    (0.43)       162%
    (0.65)       111
    (0.95)       144
    (0.78)       151
    (0.89)       115
    (0.53)(4)     61


     1.80(4)     115%
     0.26(4)      61

--------
*  Commencement of Operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/13 09/30/14 09/30/15 09/30/16 09/30/17  03/31/18(4)(5)
                                         -------- -------- -------- -------- --------  --------------
AIG Japan Class A.......................   0.55%    0.29%    0.24%    0.41%    0.55%        0.46%
AIG Japan Class C.......................   1.57     0.84     0.50     0.56     0.75         0.60
AIG Japan Class W.......................     --       --       --       --    17.99(4)      1.67

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        AIG International Dividend Strategy Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited)


Industry Allocation*

                  Food-Retail..........................  7.9%
                  Cellular Telecom.....................  7.8
                  Medical-Drugs........................  7.3
                  Auto-Cars/Light Trucks...............  6.2
                  Building-Residential/Commercial......  5.9
                  Metal-Diversified....................  4.2
                  Electronic Components-Misc...........  4.1
                  Television...........................  3.7
                  Telephone-Integrated.................  3.6
                  Tobacco..............................  3.3
                  Real Estate Operations & Development.  2.8
                  Metal Processors & Fabrication.......  2.6
                  Chemicals-Diversified................  2.4
                  Steel-Producers......................  2.4
                  Oil Companies-Integrated.............  2.3
                  Retail-Jewelry.......................  2.2
                  Retail-Building Products.............  2.0
                  Fisheries............................  2.0
                  Power Converter/Supply Equipment.....  2.0
                  Advertising Services.................  2.0
                  Insurance-Multi-line.................  1.9
                  Aerospace/Defense....................  1.9
                  Cosmetics & Toiletries...............  1.9
                  Machinery-General Industrial.........  1.9
                  Computers............................  1.8
                  Telecom Services.....................  1.8
                  Human Resources......................  1.8
                  Diversified Manufacturing Operations.  1.8
                  Advertising Agencies.................  1.7
                  Metal-Iron...........................  1.6
                  Oil Refining & Marketing.............  1.6
                  Gas-Distribution.....................  1.6
                  Repurchase Agreements................  0.9
                                                        ----
                                                        98.9%
                                                        ====

Country Allocation*

                             United Kingdom. 22.1%
                             France......... 14.0
                             Turkey.........  8.5
                             Australia......  7.5
                             Taiwan.........  6.7
                             China..........  5.1
                             Germany........  3.8
                             Hong Kong......  3.6
                             Switzerland....  3.6
                             Japan..........  3.5
                             Netherlands....  2.5
                             Denmark........  2.2
                             South Africa...  2.1
                             Russia.........  2.1
                             Norway.........  2.0
                             Brazil.........  1.9
                             Finland........  1.9
                             Canada.........  1.8
                             Jersey.........  1.7
                             Spain..........  1.4
                             United States..  0.9
                                             ----
                                             98.9%
                                             ====

--------
*Calculated as a percentage of net assets

        AIG International Dividend Strategy Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (unaudited)



                                                           Value
                  Security Description          Shares    (Note 2)
           COMMON STOCKS -- 98.0%
           Australia -- 7.5%
             Fortescue Metals Group, Ltd......   418,833 $ 1,401,878
             Rio Tinto, Ltd...................    32,358   1,818,711
             Telstra Corp., Ltd...............   616,848   1,496,647
             Wesfarmers, Ltd..................    53,400   1,713,411
                                                         -----------
                                                           6,430,647
                                                         -----------
           Bermuda -- 0.0%
             Peace Mark Holdings, Ltd.+(1)(2).   800,000           0
                                                         -----------
           Brazil -- 1.9%
             BB Seguridade Participacoes SA...   186,574   1,654,128
                                                         -----------
           Canada -- 1.8%
             BCE, Inc.........................    36,157   1,555,900
                                                         -----------
           China -- 5.1%
             China Petroleum & Chemical Corp.. 2,254,000   1,998,568
             China Vanke Co., Ltd.............   513,400   2,367,412
                                                         -----------
                                                           4,365,980
                                                         -----------
           Denmark -- 2.2%
             Pandora A/S......................    17,109   1,854,573
                                                         -----------
           Finland -- 1.9%
             Kone Oyj, Class B................    31,894   1,593,120
                                                         -----------
           France -- 14.0%
             Carrefour SA.....................    83,583   1,735,960
             Orange SA........................   103,092   1,750,784
             Peugeot SA.......................    70,910   1,707,671
             Publicis Groupe SA...............    24,182   1,684,870
             Renault SA.......................    17,191   2,088,490
             Sanofi...........................    17,008   1,366,681
             Schneider Electric SE............    19,405   1,706,880
                                                         -----------
                                                          12,041,336
                                                         -----------
           Germany -- 3.8%
             ProSiebenSat.1 Media SE..........    49,553   1,718,690
             Siemens AG.......................    11,987   1,528,944
                                                         -----------
                                                           3,247,634
                                                         -----------
           Hong Kong -- 3.6%
             China Mobile, Ltd................   167,000   1,527,978
             Lenovo Group, Ltd................ 3,060,000   1,573,962
                                                         -----------
                                                           3,101,940
                                                         -----------
           Japan -- 3.5%
             Japan Tobacco, Inc...............    51,600   1,476,543
             Subaru Corp......................    46,800   1,549,008
                                                         -----------
                                                           3,025,551
                                                         -----------
           Jersey -- 1.7%
             WPP PLC..........................    90,905   1,444,844
                                                         -----------
           Netherlands -- 2.5%
             Koninklijke Ahold Delhaize NV....    90,320   2,141,605
                                                         -----------
           Norway -- 2.0%
             Marine Harvest ASA...............    85,374   1,715,411
                                                         -----------
           Russia -- 2.1%
             MMC Norilsk Nickel PJSC ADR......    98,124   1,821,033
                                                         -----------
           South Africa -- 2.1%
             Vodacom Group, Ltd...............   141,543   1,831,646
                                                         -----------

                                                        Shares/
                                                       Principal    Value
                Security Description                    Amount     (Note 2)
  Spain -- 1.4%
    Distribuidora Internacional de
     Alimentacion SA.................................    289,536  $ 1,229,810
                                                                  -----------
  Switzerland -- 3.6%
    Adecco Group AG..................................     21,678    1,544,574
    Roche Holding AG.................................      6,612    1,516,528
                                                                  -----------
                                                                    3,061,102
                                                                  -----------
  Taiwan -- 6.7%
    AU Optronics Corp................................  4,217,000    1,974,210
    Catcher Technology Co., Ltd......................    182,000    2,215,934
    Hon Hai Precision Industry Co., Ltd..............    488,000    1,529,760
                                                                  -----------
                                                                    5,719,904
                                                                  -----------
  Turkey -- 8.5%
    Eregli Demir ve Celik Fabrikalari TAS............    777,096    2,064,220
    Petkim Petrokimya Holding AS.....................  1,004,506    2,072,511
    Tupras Turkiye Petrol Rafinerileri AS............     49,398    1,357,246
    Turkcell Iletisim Hizmetleri AS..................    473,360    1,817,708
                                                                  -----------
                                                                    7,311,685
                                                                  -----------
  United Kingdom -- 22.1%
    AstraZeneca PLC..................................     25,410    1,747,738
    BAE Systems PLC..................................    199,374    1,628,578
    Barratt Developments PLC.........................    204,889    1,526,176
    Berkeley Group Holdings PLC......................     33,872    1,802,790
    BT Group PLC.....................................    443,482    1,417,064
    Centrica PLC.....................................    673,285    1,344,443
    GlaxoSmithKline PLC..............................     84,586    1,643,334
    Imperial Brands PLC..............................     39,542    1,347,528
    ITV PLC..........................................    720,689    1,459,781
    Kingfisher PLC...................................    421,790    1,735,732
    Persimmon PLC....................................     48,763    1,733,643
    Unilever PLC.....................................     29,152    1,619,881
                                                                  -----------
                                                                   19,006,688
                                                                  -----------
  Total Long-Term Investment Securities
     (cost $81,638,387).......................................     84,154,537
                                                                  -----------
  REPURCHASE AGREEMENTS -- 0.9%
    Agreement with Fixed Income Clearing Corp.,
     bearing interest at 0.28%, dated 03/29/2018,
     to be repurchased 04/02/2018 in the amount
     of $776,024 collateralized by $805,000 of
     United States Treasury Notes, bearing interest
     at 2.38% due 08/15/2024 and having an
     approximate value of $792,223
     (cost $776,000)................................. $  776,000      776,000
                                                                  -----------
  TOTAL INVESTMENTS --
     (cost $82,414,387)(3)...........................       98.9%  84,930,537
  Other assets less liabilities......................        1.1      983,794
                                                      ----------  -----------
  NET ASSETS --                                            100.0% $85,914,331
                                                      ==========  ===========

--------
+  Non-income producing security
(1)Securities classified as Level 3 (see Note 2).
(2)Illiquid security. At March 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 5 for cost of investments on a tax basis.
ADR -- AmericanDepositary Receipt

        AIG International Dividend Strategy Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Funds's net assets as of March 31, 2018 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                           --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Bermuda..................      $        --         $        --             $ 0           $         0
  Other Countries..........       16,241,617          67,912,920**            --            84,154,537
Repurchase Agreements......               --             776,000              --               776,000
                                 -----------         -----------             ---           -----------
Total Investments at Value.      $16,241,617         $68,688,920             $ 0           $84,930,537
                                 ===========         ===========             ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $37,692,808 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        AIG Japan Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited)

Industry Allocation*

                  Auto/Truck Parts & Equipment-Original. 12.2%
                  Electronic Components-Misc............ 11.7
                  Telephone-Integrated..................  5.8
                  Computer Services.....................  5.6
                  Diversified Banking Institutions......  5.2
                  Chemicals-Specialty...................  4.7
                  Rubber-Tires..........................  4.6
                  Food-Confectionery....................  4.0
                  Aerospace/Defense.....................  3.6
                  Medical Products......................  3.5
                  Building-Maintenance & Services.......  3.2
                  Entertainment Software................  3.0
                  Insurance-Property/Casualty...........  3.0
                  Food-Retail...........................  2.9
                  Finance-Consumer Loans................  2.9
                  Food-Misc./Diversified................  2.8
                  Steel-Producers.......................  2.2
                  Retail-Catalog Shopping...............  2.1
                  Auto-Heavy Duty Trucks................  2.0
                  Photo Equipment & Supplies............  1.9
                  Transport-Marine......................  1.5
                  Toys..................................  1.5
                  Television............................  1.4
                  Real Estate Management/Services.......  1.1
                  Web Portals/ISP.......................  1.0
                  Chemicals-Diversified.................  1.0
                  Metal-Diversified.....................  1.0
                  Finance-Credit Card...................  0.9
                  Repurchase Agreements.................  0.9
                  Athletic Footwear.....................  0.6
                                                         ----
                                                         97.8%
                                                         ====

Country Allocation*

                              Japan......... 96.9%
                              United States.  0.9
                                             ----
                                             97.8%
                                             ====

--------
*Calculated as a percentage of net assets



                                                             Value
                    Security Description           Shares   (Note 2)
           COMMON STOCKS -- 96.9%
           Aerospace/Defense -- 3.6%
             Kawasaki Heavy Industries, Ltd.......  32,869 $1,062,632
                                                           ----------
           Athletic Footwear -- 0.6%
             Asics Corp...........................  10,300    190,599
                                                           ----------
           Auto-Heavy Duty Trucks -- 2.0%
             Hino Motors, Ltd.....................  46,804    602,177
                                                           ----------
           Auto/Truck Parts & Equipment-Original -- 12.2%
             NGK Insulators, Ltd..................  64,567  1,112,879
             NGK Spark Plug Co., Ltd..............  24,588    592,256
             Sumitomo Electric Industries, Ltd.... 100,868  1,539,018
             Toyota Industries Corp...............   6,608    399,939
                                                           ----------
                                                            3,644,092
                                                           ----------
           Building-Maintenance & Services -- 3.2%
             Kyoritsu Maintenance Co., Ltd........  19,655    940,219
                                                           ----------
           Chemicals-Diversified -- 1.0%
             Tokuyama Corp........................   9,520    302,854
                                                           ----------
           Chemicals-Specialty -- 4.7%
             Shin-Etsu Chemical Co., Ltd..........  13,501  1,396,349
                                                           ----------
           Computer Services -- 5.6%
             Fujitsu, Ltd......................... 203,018  1,249,342
             SCSK Corp............................   9,759    421,433
                                                           ----------
                                                            1,670,775
                                                           ----------
           Diversified Banking Institutions -- 5.2%
             Mitsubishi UFJ Financial Group, Inc.. 237,935  1,558,580
                                                           ----------
           Electronic Components-Misc. -- 11.7%
             Alps Electric Co., Ltd...............  23,080    565,694
             Fujitsu General, Ltd.................  23,700    423,863
             Hitachi High-Technologies Corp.......  20,130    957,265
             Hitachi Maxell, Ltd..................  15,300    297,933
             Kyocera Corp.........................   5,150    290,593
             MinebeaMitsumi, Inc..................  43,971    938,886
                                                           ----------
                                                            3,474,234
                                                           ----------
           Entertainment Software -- 3.0%
             DeNA Co., Ltd........................  50,123    904,433
                                                           ----------
           Finance-Consumer Loans -- 2.9%
             Acom Co., Ltd.+...................... 191,005    850,866
                                                           ----------
           Finance-Credit Card -- 0.9%
             Credit Saison Co., Ltd...............  17,019    279,425
                                                           ----------
           Food-Confectionery -- 4.0%
             Ezaki Glico Co., Ltd.................  22,509  1,178,282
                                                           ----------
           Food-Misc./Diversified -- 2.8%
             Ajinomoto Co., Inc...................  45,939    831,094
                                                           ----------
           Food-Retail -- 2.9%
             Seven & i Holdings Co., Ltd..........  20,495    879,086
                                                           ----------
           Insurance-Property/Casualty -- 3.0%
             Tokio Marine Holdings, Inc...........  19,954    887,949
                                                           ----------
           Medical Products -- 3.5%
             Nipro Corp...........................  72,461  1,046,685
                                                           ----------
           Metal-Diversified -- 1.0%
             Mitsui Mining & Smelting Co., Ltd....   6,350    288,243
                                                           ----------

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
   Miscellaneous Manufacturing -- 0.0%
     Peace Mark Holdings, Ltd.+(1)(2)..................    8,000  $         0
                                                                  -----------
   Photo Equipment & Supplies -- 1.9%
     FUJIFILM Holdings Corp............................   13,832      551,824
                                                                  -----------
   Real Estate Management/Services -- 1.1%
     Mitsubishi Estate Co., Ltd........................   19,294      326,115
                                                                  -----------
   Retail-Catalog Shopping -- 2.1%
     ASKUL Corp.+......................................   18,550      624,987
                                                                  -----------
   Rubber-Tires -- 4.6%
     Toyo Tire & Rubber Co., Ltd.......................   79,212    1,363,812
                                                                  -----------
   Steel-Producers -- 2.2%
     JFE Holdings, Inc.................................   32,683      658,390
                                                                  -----------
   Telephone-Integrated -- 5.8%
     Nippon Telegraph & Telephone Corp.................   25,543    1,176,267
     SoftBank Group Corp...............................    7,202      538,094
                                                                  -----------
                                                                    1,714,361
                                                                  -----------
   Television -- 1.4%
     Nippon Television Holdings, Inc...................   22,793      403,786
                                                                  -----------
   Toys -- 1.5%
     Bandai Namco Holdings, Inc........................   13,500      443,424
                                                                  -----------
   Transport-Marine -- 1.5%
     Nippon Yusen KK...................................   22,378      451,745
                                                                  -----------
   Web Portals/ISP -- 1.0%
     Yahoo Japan Corp..................................   66,363      308,099
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $28,038,923)...............................            28,835,117
                                                                  -----------
   REPURCHASE AGREEMENTS -- 0.9%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.28%, dated 03/29/2018, to
      be repurchased 04/02/2018 in the amount of
      $279,009 collateralized by $295,000 of United
      States Treasury Notes, bearing interest at
      2.13% due 09/30/2024 and having an
      approximate value of $287,950
      (cost $279,000).................................. $279,000      279,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $28,317,923)(3)............................     97.8%  29,114,117
   Other assets less liabilities.......................      2.2      643,622
                                                        --------  -----------
   NET ASSETS                                              100.0% $29,757,739
                                                        ========  ===========

--------
+  Non-income producing security
(1)Securities classified as Level 3 (see Note 2).
(2)Illiquid security. At March 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 5 for cost of investments on a tax basis.

16

        AIG Japan Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (unaudited)

        AIG Japan Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2018 (see Note 2):

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Miscellaneous Manufacturing.      $        --          $     --               $ 0           $         0
  Other Industries............       28,835,117                --                --            28,835,117
Repurchase Agreements.........               --           279,000                --               279,000
                                    -----------          --------               ---           -----------
Total Investments at Value....      $28,835,117          $279,000               $ 0           $29,114,117
                                    ===========          ========               ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 18, 1986. It currently consists of two different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG International Dividend Strategy Fund ("International Dividend Strategy Fund"), or AIG Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   International Dividend Strategy Fund seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

   Japan Fund seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month following the tenth anniversary of the issuance of Class C shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are closed to new purchases, however, existing investors may continue to acquire shares through reinvestments of dividends and capital gains distributions.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Japan Fund commenced operations effective April 20, 2017.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class I and Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class I and Class W shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

   liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The Summary of the Funds' assets and liabilities classified in the fair value hierarchy as of March 31, 2018, is reported on a schedule following the portfolio of investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   On March 30, 2018, the NYSE was closed for Good Friday; however, certain foreign markets were open. As a result, the Funds' priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on March 29, 2018, the last day in the reporting period that the Funds were open.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

   losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of March 31, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund's holdings in repurchase agreements.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

   capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 - 2016 or expected to be taken in each Fund's 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                      Management
                                         Fees
                                      ----------
International Dividend Strategy Fund.    1.00%
Japan Fund...........................    1.15

   For the six months ended March 31, 2018, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The AIG Japan Fund is subadvised by Wellington Management Company LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the AIG Japan Fund, which is paid by SunAmerica.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each class's average daily net assets. For the purposes of waived fees and/or

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

   reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

                                                Fund Percentage
                                                ---------------
International Dividend Strategy Fund Class A...      1.90%
International Dividend Strategy Fund Class C...      2.55
International Dividend Strategy Fund Class I ..      1.80
International Dividend Strategy Fund Class W...      1.70
Japan Fund Class A.............................      1.90
Japan Fund Class C.............................      2.55
Japan Fund Class W.............................      1.70

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the recapment does not cause the expense ratio of the share class to exceed the lesser of (a) the limitation in effect at the time the waivers and/or reimbursements occurred or (b) the current expense limitation of that share class.

   For the six months ended March 31, 2018, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

                Other Expense
                 Reimbursed
                -------------
AIG Japan Fund.    $25,284

                                                Amount
                                                -------
International Dividend Strategy Fund Class A... $    --
International Dividend Strategy Fund Class C...   4,854
International Dividend Strategy Fund Class I ..     863
International Dividend Strategy Fund Class W...   4,583
Japan Fund Class A.............................  36,084
Japan Fund Class C.............................  13,892
Japan Fund Class W.............................   4,403

   For the year ended March 31, 2018, the amounts recouped by SunAmerica are as follows:

                                                Amount
                                                ------
International Dividend Strategy Fund Class A... $7,802
International Dividend Strategy Fund Class C...     --
International Dividend Strategy Fund Class I ..     --
International Dividend Strategy Fund Class W...     --
Japan Fund Class A.............................     --
Japan Fund Class C.............................     --
Japan Fund Class W.............................     --

   At March 31, 2018, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment and expire during the time periods indicated are as follows:

                         Other Expenses Reimbursed
            ----------------------------------------------------
            September 30, 2018 September 30, 2019 March 31, 2020
            ------------------ ------------------ --------------
Japan Fund.      $58,839            $98,361          $25,284

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)


                                                         Class Specific Expenses Reimbursed
                                                ----------------------------------------------------
                                                September 30, 2018 September 30, 2019 March 31, 2020
                                                ------------------ ------------------ --------------
International Dividend Strategy Fund Class A...      $    --            $    --          $    --
International Dividend Strategy Fund Class C...        7,764             16,366            4,854
International Dividend Strategy Fund Class I ..        2,197              4,719              863
International Dividend Strategy Fund Class W...       11,734             11,959            4,583
Japan Fund Class A.............................       49,037             78,562           36,084
Japan Fund Class C.............................       20,107             28,032           13,892
Japan Fund Class W.............................           --              8,912            4,403

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit each Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended March 31, 2018, ACS received fees as reflected in the Statement of Operations, based upon the aforementioned rates.

   In addition, ACS is paid a fee of 0.25% and 0.15% of average daily net assets of Class I and Class W shares, respectively, in connection with providing administrative and shareholder services to Class I and Class W shareholders. For the six months ended March 31, 2018, ACS earned fees as reflected in the Statement of Operations, based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the six months ended March 31, 2018, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                            Class A                          Class C
                                      --------------------------------------------------- -------------
                                                                             Contingent    Contingent
                                       Sales    Affiliated   Non-affiliated   Deferred      Deferred
                                      Charges Broker-dealers Broker-dealers Sales Charges Sales Charges
                                      ------- -------------- -------------- ------------- -------------
International Dividend Strategy Fund. $26,381     $6,670        $15,339          $81          $411
Japan Fund...........................   6,169      1,138          4,045           --            98

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of average daily net assets of such Fund. For the six months ended March 31, 2018, the Funds incurred the following expenses which are included in

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

   transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                  Expense                Payable at March 31, 2018
                                      ------------------------------- -------------------------------
                                      Class A Class C Class I Class W Class A Class C Class I Class W
                                      ------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund. $78,481 $13,604  $266   $6,121  $13,182 $2,067    $43   $1,030
Japan Fund...........................  26,288   7,124    --      650    4,255  1,286     --      131

   At March 31, 2018, the following affiliates owned a percentage of the outstanding shares of the following funds: AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 19% and 13%, respectively, of the International Dividend Strategy Fund and AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 30% and 16%, respectively, of the Japan Fund.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2018 were as follows:

                                                      International
                                                    Dividend Strategy
                                                          Fund        Japan Fund
                                                    ----------------- -----------
Purchases (excluding U.S. government securities)...    $46,167,919    $18,406,548
Sales (excluding U.S. government securities).......     52,552,860     18,789,957
Purchase of U.S. government securities.............             --             --
Sales and maturities of U.S. government securities.             --             --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post-October losses, investments in passive foreign investment companies and derivative transactions.

                                                    For the year ended September 30, 2017
                                      ------------------------------------------------------------------
                                               Distributable Earnings              Tax Distributions
                                      ----------------------------------------- ------------------------
                                                   Long-term      Unrealized
                                       Ordinary  Gains/Capital   Appreciation    Ordinary    Long-Term
                                        Income   Loss Carryover (Depreciation)*   Income   Capital Gains
                                      ---------- -------------- --------------- ---------- -------------
International Dividend Strategy Fund. $  155,134  $(80,030,875)   $9,921,842    $2,928,782    $    --
Japan Fund...........................  1,578,427            --     2,602,919       135,227         --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)


   As of March 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                       Capital Loss Carryforward+       Unlimited+
                                       -------------------------- -----------------------
                                                  2018                ST          LT
                                       -------------------------- ----------- -----------
International Dividend Strategy Fund*.        $19,381,525         $34,226,655 $26,422,695
Japan Fund............................                 --                  --          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of March 31, 2018, based on current tax law, the International Dividend Strategy Fund has $0 of capital losses that will not be available for use.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2018:

                                            International
                                              Dividend
                                            Strategy Fund  Japan Fund
                                            ------------- -----------
Cost (tax basis)...........................  $82,590,823  $28,910,648
                                             ===========  ===========
Appreciation...............................    8,702,742    1,146,439
Depreciation...............................   (6,363,028)    (943,011)
                                             -----------  -----------
Net unrealized appreciation (depreciation).  $ 2,339,714  $   203,428
                                             ===========  ===========

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                               International Dividend Strategy Fund
                         -----------------------------------------------
                                             Class A
                         -----------------------------------------------
                                For the
                            six months ended             For the
                             March 31, 2018            year ended
                              (unaudited)          September 30, 2017
                         ---------------------  ------------------------
                          Shares      Amount      Shares       Amount
                         --------  -----------  ----------  ------------
Shares sold(1)..........  769,242  $ 7,281,198   1,256,158  $ 11,745,810
Reinvested dividends....   61,177      566,502     241,092     2,227,089
Shares redeemed......... (933,085)  (8,897,311) (1,841,297)  (16,609,583)
                         --------  -----------  ----------  ------------
Net increase (decrease). (102,666) $(1,049,611)   (344,047) $ (2,636,684)
                         ========  ===========  ==========  ============

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

                                               International Dividend Strategy Fund
                         --------------------------------------------------------------------------------
                                            Class C                                  Class I
                         --------------------------------------------  ----------------------------------
                                For the                                     For the
                            six months ended           For the         six months ended           For the
                             March 31, 2018           year ended        March 31, 2018          year ended
                              (unaudited)         September 30, 2017      (unaudited)        September 30, 2017
                         ---------------------  ---------------------  ----------------      ----------------
                          Shares      Amount     Shares      Amount    Shares      Amount    Shares    Amount
                         --------  -----------  --------  -----------  -------    --------   ------   --------
Shares sold.............   85,854  $   737,680   115,788  $   944,316      --     $     --       --   $     --
Reinvested dividends....   10,090       84,654    39,818      332,504     201        1,881      914      8,541
Shares redeemed(1)...... (601,986)  (5,133,837) (570,527)  (4,650,398) (3,828)     (35,900)  (3,303)   (28,608)
                         --------  -----------  --------  -----------  ------     --------   ------   --------
Net increase (decrease). (506,042) $(4,311,503) (414,921) $(3,373,578) (3,627)    $(34,019)  (2,389)  $(20,067)
                         ========  ===========  ========  ===========  ======     ========   ======   ========

                             International Dividend Strategy Fund
                         --------------------------------------------
                                            Class W
                         --------------------------------------------
                                For the
                            six months ended           For the
                             March 31, 2018           year ended
                              (unaudited)         September 30, 2017
                         ---------------------  ---------------------
                          Shares      Amount     Shares      Amount
                         --------  -----------  --------  -----------
Shares sold.............  219,646  $ 2,095,356   268,665  $ 2,409,779
Reinvested dividends....    2,018       18,687     8,258       76,254
Shares redeemed......... (265,836)  (2,544,055) (274,420)  (2,462,897)
                         --------  -----------  --------  -----------
Net increase (decrease).  (44,172) $  (430,012)    2,503  $    23,136
                         ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2018, includes automatic conversion of 202,203 shares of Class C shares in the amount of $1,732,879 to 182,793 shares of Class A shares in the amount of $1,732,879.

                                                                  Japan Fund
                         -------------------------------------------------------------------------------------------
                                             Class A                                        Class C
                         -----------------------------------------------  ------------------------------------------
                                For the                                         For the
                            six months ended             For the            six months ended            For the
                             March 31, 2018            year ended            March 31, 2018            year ended
                              (unaudited)          September 30, 2017         (unaudited)          September 30, 2017
                         ---------------------  ------------------------  -------------------    ---------------------
                          Shares      Amount      Shares       Amount     Shares       Amount     Shares      Amount
                         --------  -----------  ----------  ------------  -------    ----------  --------  -----------
Shares sold(1)..........  153,959  $ 1,345,767     387,039  $  3,097,090  254,315    $2,129,171   113,256  $   877,588
Reinvested dividends....  187,031    1,597,246      15,982       118,111   48,340       391,553       181        1,271
Shares redeemed(1)...... (381,633)  (3,316,600) (1,954,658)  (14,922,789) (73,280)     (590,049) (309,948)  (2,263,843)
                         --------  -----------  ----------  ------------  -------    ----------  --------  -----------
Net increase (decrease).  (40,643) $  (373,587) (1,551,637) $(11,707,588) 229,375    $1,930,675  (196,511) $(1,384,984)
                         ========  ===========  ==========  ============  =======    ==========  ========  ===========

                                            Japan Fund
                         -----------------------------------------------
                                             Class W
                         -----------------------------------------------
                                For the                  For the
                            six months ended     period April 20, 2017*
                             March 31, 2018              through
                              (unaudited)          September 30, 2017
                         ---------------------  ------------------------
                          Shares      Amount      Shares       Amount
                         --------  -----------  ----------  ------------
Shares sold.............   64,443  $   586,662      27,941  $    226,197
Reinvested dividends....    2,319       19,827          --            --
Shares redeemed.........  (23,067)    (192,006)         --            --
                         --------  -----------  ----------  ------------
Net increase (decrease).   43,695  $   414,483      27,941  $    226,197
                         ========  ===========  ==========  ============

--------
*  Commencement of operations
(1)For the six months ended March 31, 2018, includes automatic conversion of 17,998 shares of Class C shares in the amount of $140,387 to 17,058 shares of Class A shares in the amount of $140,387.

Note 7. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (unaudited)
        (continued)

   annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2018, the following Fund had borrowings:

                                         Days     Interest Average Debt Weighted Average
                                      Outstanding Charges    Utilized       Interest
-                                     ----------- -------- ------------ ----------------
International Dividend Strategy Fund.      2        $238    $1,720,120        2.49%
Japan Fund...........................      1          47       546,370        3.13

   At March 31, 2018, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the six months ended March 31, 2018, the Funds did not participate in this program.

Note 9. Investment Concentration

   The Funds invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the AIG Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Trustees                   VOTING PROXIES ON TRUST    DELIVERY OF SHAREHOLDER
 Richard W. Grant          PORTFOLIO SECURITIES       DOCUMENTS
 Peter A. Harbeck          A description of the       The Funds have adopted a
 Dr. Judith L. Craven      policies and proce-dures   policy that allows them
 William F. Devin          that the Trust uses to     to send only one copy of
 Stephen J. Gutman         determine how to vote      a Fund's prospectus,
 Eileen A. Kamerick        proxies relating to        proxy material, annual
Officers                   secu-rities held in a      report and semi-annual
 John T. Genoy, President  Fund's portfolio which is  report (the "shareholder
   and Chief Executive     available in the Trust's   documents") to
   Officer                 Statement of Additional    shareholders with
 James Nichols, Vice       Information, may be        multiple accounts
   President               ob-tained without charge   residing at the same
 Gregory N. Bressler,      upon request, by calling   "household." This
   Secretary               (800) 858-8850. This       practice is called
 Christopher C. Joe,       in-formation is also       householding and reduces
   Chief Compliance        available from the EDGAR   Fund expenses, which
   Officer                 database on the U.S.       benefits you and other
 Gregory R. Kingston,      Secu-rities and Exchange   shareholders. Unless the
   Treasurer               Commission's website at    Funds receive
 Shawn Parry, Vice         http://www.sec.gov.        instructions to the
   President and           PROXY VOTING RECORD ON     con-trary, you will only
   Assistant Treasurer     SUNAMERICA EQUITY FUNDS    receive one copy of the
 Donna McManus, Vice       Information regarding how  shareholder documents.
   President and           SunAmer-ica Equity Funds   The Funds will continue
   Assistant Treasurer     voted proxies relating to  to household the
 Kathleen Fuentes, Chief   securities held in         share-holder documents
   Legal Officer and       SunAmerica Equity Funds    indefinitely, until we
   Assistant Secretary     during the most recent     are instructed otherwise.
 Matthew J. Hackethal,     twelve month period ended  If you do not wish to
   Anti-Money Laundering   June 30 is avail-able,     participate in
   Compliance Officer      once filed with the U.S.   householding, please
Investment Adviser         Securities and Exchange    contact Shareholder
 SunAmerica Asset          Commission, without        Services at (800)
   Management, LLC         charge, upon request, by   858-8850 ext. 6010 or
 Harborside 5              calling (800) 858-8850 or  send a written request
 185 Hudson Street, Suite  on the U.S. Secu-rities    with your name, the name
   3300                    and Exchange Commission's  of your fund(s) and your
 Jersey City, NJ 07311     website at                 account number(s) to AIG
Distributor                http://www.sec.gov.        Funds c/o DST, P.O. Box
 AIG Capital Services,     DISCLOSURE OF QUARTERLY    219186, Kansas City MO,
   Inc.                    PORTFOLIO HOLDINGS         64121-9186. We will
 Harborside 5              The Trust is required to   resume in-dividual
 185 Hudson Street, Suite  file its com-plete         mailings for your account
   3300                    schedule of portfolio      within thirty (30) days
 Jersey City, NJ 07311     holdings with the U.S.     of receipt of your
Shareholder Servicing      Securities and Exchange    request.
Agent                      Commission for its first   This report is submitted
 AIG Fund Services, Inc.   and third fiscal quarters  solely for the general
 Harborside 5              on Form N-Q. The Trust's   information of
 185 Hudson Street, Suite  Forms N-Q are available    shareholders of the
   3300                    on the U.S. Securities     Funds. Distribution of
 Jersey City, NJ 07311     and Exchange Commission's  this report to persons
Custodian                  website at                 other than shareholders
 State Street Bank and     http://www.sec.gov. You    of the Funds is
   Trust Company           can also review and        authorized only in
 P.O. Box 5607             obtain copies of the       con-nection with a
 Boston, MA 02110          Forms N-Q at the U.S.      currently effective
Transfer Agent             Securities and Exchange    pro-spectus, setting
 DST Asset Manager         Commission's Public        forth details of the
   Solutions, Inc.         Refer-ence Room in         Funds, which must precede
 333 W. 11/th/ Street      Washington, DC             or accom-pany this report.
 Kansas City, MO 64105     (information on the        The accompanying report
                           operation of Pub-lic       has not been audited by
                           Reference Room may be      independent accountants
                           obtained by calling        and accordingly no
                           1-800-SEC-0330).           opinion has been
                                                      expressed thereon.

                                    [GRAPHIC]



Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

EQSAN - 3/18


[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.


Item 13. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2018

By: /s/ Gregory R. Kingston
    -------------------
    Gregory R. Kingston
    Treasurer

Date: June 8, 2018